WARRANT AND OPTION LIABILITY (Details - Warrant liability movement)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Warrant liability, current	$ 1,334,889	$ 1,334,889	$ 596,514	$ 596,514	$ 131,962	$ 131,962
Warrant liability, noncurrent			$ 0	$ 0	$ 0	$ 0
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price, beginning balance | $ / shares		$ 1.06		$ 1.23		$ 1.38
Number of warrants outstanding, beginning balance | shares	3,665,657		3,930,949		2,466,303
Warrant liability, beginning balance	$ 584,080		$ 131,962		$ 999,820
Weighted average exercise price, warrants issued | $ / shares		0.91		0.97		0.99
Warrants issued | shares	2,578,188		1,569,697		1,464,646
Warrants issued, value	$ 925,115		$ 421,356		$ 525,884
Weighted average exercise price, warrants expired | $ / shares		1.01		1.34		0.00
Warrants expired | shares	(2,601,010)		(1,834,990)		0
Warrants expired, value	$ (239,114)		$ (29,130)		$ 0
Weighted Average exercise price, fair value adjustment for warrants outstanding | $ / shares		0.00		0.00		0.00
Fair value adjustment for warrants outstanding | shares	0		0		0
Fair value adjustment for warrants outstanding, value	$ 64,808		$ 59,892		$ (1,393,742)
Weighted Average exercise price, ending balance | $ / shares		$ 0.99		$ 1.06		$ 1.23
Number of warrants outstanding, ending balance | shares	3,642,835		3,665,657		3,930,949
Warrant liability, ending balance	$ 1,334,889		$ 584,080		$ 131,962
Weighted Average exercise price, current | $ / shares							$ 0.00
Number of warrants, current | shares	0	0
Warrant liability, current	$ 1,334,889	$ 1,334,889
Weighted Average exercise price, noncurrent | $ / shares							$ 0.00
Number of warrants, noncurrent | shares	0	0
Warrant liability, noncurrent	$ 0	$ 0